Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Schedule of minimum lease payments under all non-cancellable leases

As of December 31, 2012, minimum lease payments under all non-cancellable leases were as follows:

$
Year ending December 31, 2013	13,581,686
Year ending December 31, 2014	15,323,926
Year ending December 31, 2015	12,272,267
Year ending December 31, 2016	11,648,350
Year ending December 31, 2017	11,648,350
Over December 31, 2017	20,723,438
Total minimum lease payments	85,198,017